Document And Entity Information	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2026
Entity Registrant Name	Parsons Corporation
Entity Central Index Key	0000275880
Entity Emerging Growth Company	false
Entity File Number	001-07782
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-3232481
Entity Address, Address Line One	14291 Park Meadow Drive, Suite 100
Entity Address, City or Town	Chantilly
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20151
City Area Code	(703)
Local Phone Number	988-8500
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	PSN
Security Exchange Name	NYSE